Taxation (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Inventories provision	$ 100	$ 229
Accrued salary and welfare payable	201	129
Property and equipment	3	2
Tax losses	317	10,461
Valuation allowance	18	(10,298)
Total deferred tax assets	639	523
Deferred tax liabilities
Intangible assets	1,688	1,551
Deferred cost of revenues	765	504
Total deferred tax liabilities	$ 2,453	$ 2,055